OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
OTHER PAYABLE AND ACCRUED EXPENSES
Accrued payroll	$ 25,246	$ 21,751
Other tax payable	0	49,333
Other payable	69,831	203,862
Total	$ 95,077	$ 274,946